CAPITAL AND FINANCIAL RISK MANAGEMENT - Capital management (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
CAPITAL AND FINANCIAL RISK MANAGEMENT
Long-term debt and credit facilities	$ 2,232.6	$ 2,556.9
Current portion of long-term debt and credit facilities		36.0
Total debt	2,232.6	2,592.9
Common shareholders' equity	$ 6,083.7	$ 5,823.7
Total debt/ total debt and common shareholders' equity ratio	26.80%	30.80%
Minimum
CAPITAL AND FINANCIAL RISK MANAGEMENT
Company target	0.00%	0.00%
Maximum
CAPITAL AND FINANCIAL RISK MANAGEMENT
Company target	30.00%	30.00%